Segments - Reconciliation of Total Segment EBITDA to Income Before Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Total Segment EBITDA	$ 33,706				$ 21,767					$ 103,985	$ 92,619	$ 64,152
Depreciation and amortization	7,703				8,201					32,158	32,341	28,808
Other expense	393				(736)					(275)	(1,261)	(694)
Income from operations	25,610	$ 28,793	$ 10,338	$ 18,667	14,302	$ 19,338	$ 13,956	$ 14,706	$ 13,539	72,102	61,539	36,038
Interest expense, net	(6,367)				(4,756)					(24,549)	(21,800)	(8,912)
Income before income taxes	$ 19,636				$ 8,810					$ 47,278	$ 38,478	$ 26,432